Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Period End [Member] | HK [Member]
Schedule of Currency Exchange [Line Items]
Currency exchange rates, period-end	7.8	7.8	7.8
Period End [Member] | THB [Member]
Schedule of Currency Exchange [Line Items]
Currency exchange rates, period-end	31.4215	34.3353	34.2265
Period End [Member] | RMB [Member]
Schedule of Currency Exchange [Line Items]
Currency exchange rates, period-end	7.2001	7.2994	7.0971
Period Average [Member] | HK [Member]
Schedule of Currency Exchange [Line Items]
Currency exchange rates, period-end	7.8	7.8	7.8
Period Average [Member] | THB [Member]
Schedule of Currency Exchange [Line Items]
Currency exchange rates, period-end	31.7436	35.2262	34.7867
Period Average [Member] | RMB [Member]
Schedule of Currency Exchange [Line Items]
Currency exchange rates, period-end	7.2327	7.1946	7.0835